Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses And Other Current Liabilities [Abstract]
Employee compensation	$ 1,730	$ 3,311
Research and development expenses	1,935	3,964
Professional fees	2,409	1,221
Other	23	85
Total	$ 6,097	$ 8,581